Income Taxes Disclosures: Schedule of Deferred Tax Assets (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Deferred Tax Assets

	For the periods ended December 31,
	2015	2014
Book loss for the year	$(3,859,697)	$(8,922,022)
Adjustments:
Amortization	33,638	37,376
Impairment charges	1,212,763	739,801
Non-deductible stock compensation	1,249,590	1,594,245
Tax loss for the year	$(1,363,707)	$(6,550,600)
Estimated effective tax rate	35%	35%
Deferred tax asset	$(477,297)	$(2,292,710)